SHARE REPURCHASE (Details) - USD ($) $ in Millions		1 Months Ended
	Dec. 31, 2019	Apr. 30, 2019	May 31, 2019	Nov. 01, 2018
SHARE REPURCHASE
Authorized share repurchase			$ 150.0	$ 100.0
Number of shares repurchased	121,852	1,074,376
Total consideration	$ 11.0	$ 100.0